Stockholders' Equity (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Warrants outstanding January 1	11,896,070	12,973,820
Granted during year	0
Exercised	0
Lapsed	(173,755)	(1,077,750)
Outstanding at December 31	11,712,315	11,896,070
Weighted average years remaining	3 months 18 days	1 year 3 months 18 days
Weighted Average Exercise price Warrants outstanding	$ 0.85	$ 1.18
Weighted Average Exercise price Granted during year	$ 0
Weighted Average Exercise price Exercised	$ 0
Weighted Average Exercise price Lapsed	$ 2.35	$ 4.74
Weighted Average Exercise price Granted during year	$ 0.83	$ 0.85